Borrowings, Short-term Debt (Detail) (USD $)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Debt Disclosure [Abstract]
Drafts payable	$ 16,000,000	$ 257,000,000
Notes payable	0	24,000,000
Commercial paper	500,000,000	0
Current portion of long-term debt	1,088,000,000	0
Short-term debt	1,604,000,000	281,000,000
Board Of Directors Maximum Borrowing Capacity Authorization	3,000,000,000
Maximum Borrowings, Commercial Paper Program	$ 2,400,000,000	$ 300,000,000